Stock-based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, net of forfeitures	5,517,524	4,902,155
Shares remaining for future grants	0
Options outstanding	1,528,000	1,473,000	750,000	1,864,000
Options granted to a non-employee for services rendered			529,000
Compensation expense recognized for equity awards	$ 1,289	$ 1,057	$ 233
Unrecognized expense related to nonvested equity awards	4,048
Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized for equity awards	835	$ 538	$ 8
Unrecognized expense related to nonvested equity awards	$ 1,655
Tranche 1 options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Vesting description	40% vest on the two-year anniversary of issuance, and the balance vest ratably over the remaining three-year period, subject to the holder's continuous service to the Company as of such vesting date.
Tranche 1 options | On the two-year anniversary of issuance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	40.00%
Tranche 2 options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years
Vesting description	Subject to the holder's continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 2 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds two times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.
Tranche 3 options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years
Vesting description	Subject to the holder's continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 3 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds 2.5 times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.
Class B convertible common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	5,517,524	4,952,155
Option Vested	1,402,000	2,835,000
Options granted to a non-employee for services rendered			529,000
Total estimated fair value of share awards and options granted	$ 1,000	$ 636	$ 88
Class B convertible common stock | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Vested	158,618	105,745
Class B convertible common stock | Tranche 1 options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	261,000	219,000
Option Vested	95,000
Class B convertible common stock | Vesting Condition 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting description	Only vest upon the Company experiencing a change of control or Public Offering Sale and provide a return of value when Clearlake achieves an exit return target, or otherwise cliff vest after 10 years from issuance
Options outstanding	1,266,000	1,254,000
Class B convertible common stock | Vesting Condition 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting description	Vest upon the Company experiencing a change of control or Public Offering and provide a return of value when Clearlake achieves an exit return target, or otherwise cliff vest after 10 years from issuance
Options outstanding	7,415,336	7,415,336